Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2019 Fair Value
	Investment in Securities – 118.64%
	Common Stock – 118.64%
	United States – 90.50%
	Aerospace / Defense – 5.87%
76,838	Northrop Grumman Corp.		$28,798,114
64,409	Raytheon Co.		12,636,402
98,245	The Boeing Co.	(a)	37,379,275
64,601	TransDigm Group, Inc.		33,635,803
			112,449,594
	Applications Software – 5.87%
393,530	Five9, Inc.*		21,148,302
176,121	HubSpot, Inc.*	(a)	26,701,705
357,592	Microsoft Corp.	(a)	49,716,016
412,107	Smartsheet, Inc., Class A*		14,848,215
			112,414,238
	Building Products - Cement / Aggregate – 2.45%
78,352	Martin Marietta Materials, Inc.	(a)	21,476,283
167,823	Vulcan Materials Co.		25,381,551
			46,857,834
	Coatings / Paint – 0.79%
27,557	The Sherwin-Williams Co.		15,152,768
	Commercial Services – 0.76%
54,375	Cintas Corp.	(a)	14,577,937
	Commercial Services - Finance – 4.71%
641,324	Avalara, Inc.*	(a)	43,154,692
208,885	Global Payments, Inc.	(a)	33,212,715
16,537	S&P Global, Inc.		4,051,234
119,266	TransUnion		9,673,665
			90,092,306
	Computer Aided Design – 11.56%
168,139	Altair Engineering, Inc., Class A*		5,820,972
28,279	ANSYS, Inc.*		6,259,840
384,052	Aspen Technology, Inc.*	(a)	47,269,120
104,203	Autodesk, Inc.*	(a)	15,390,783
992,453	Cadence Design Systems, Inc.*	(a)	65,581,294
590,179	Synopsys, Inc.*	(a)	81,002,068
			221,324,077
	Computer Data Security – 0.11%
45,144	Zscaler, Inc.*		2,133,505
	Computer Services – 1.04%
169,027	Elastic NV*		13,917,683
180,427	Parsons Corp.*		5,950,483
			19,868,166
	Computer Software – 1.93%
660,398	SS&C Technologies Holdings, Inc.		34,056,725
194,905	Zuora, Inc., Class A*		2,933,320
			36,990,045
	E-Commerce / Products – 3.68%
40,612	Amazon.com, Inc.*	(a)	70,498,777
	Electronic Components - Semiconductors – 1.11%
222,576	Xilinx, Inc.		21,345,038
	Enterprise Software / Services – 5.37%
338,636	Alteryx, Inc., Class A*	(a)	36,379,666

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			September 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – (continued)
213,141	Ceridian HCM Holding, Inc.*		$10,522,771
390,478	Coupa Software, Inc.*	(a)	50,594,234
30,405	Datadog, Inc., Class A*		1,031,034
70,485	Everbridge, Inc.*		4,349,629
			102,877,334
	Entertainment Software – 3.10%
537,407	Activision Blizzard, Inc.	(a)	28,439,578
194,196	Electronic Arts, Inc.*	(a)	18,996,253
94,228	Take-Two Interactive Software, Inc.*		11,810,538
			59,246,369
	Finance - Credit Card – 4.85%
168,470	Mastercard, Inc., Class A	(a)	45,751,398
273,705	Visa, Inc., Class A	(a)	47,079,997
			92,831,395
	Finance - Investment Banker / Broker – 0.55%
282,758	Tradeweb Markets, Inc., Class A		10,456,391
	Finance - Other Services – 3.80%
73,982	CME Group, Inc.		15,635,356
618,304	Intercontinental Exchange, Inc.	(a)	57,050,910
			72,686,266
	Human Resources – 0.73%
143,102	Paylocity Holding Corp.*		13,963,893
	Internet Application Software – 4.89%
474,417	Anaplan, Inc.*	(a)	22,297,599
409,486	Okta, Inc.*		40,317,991
425,527	Zendesk, Inc.*		31,012,408
			93,627,998
	Internet Content - Entertainment – 4.47%
328,467	Facebook, Inc., Class A*	(a)	58,493,403
654,857	Twitter, Inc.*		26,980,109
			85,473,512
	Internet Security – 1.05%
155,990	Proofpoint, Inc.*		20,130,509
	Internet Telephony – 2.84%
432,418	RingCentral, Inc., Class A*	(a)	54,337,646
	Linen Supply & Related Items – 0.10%
9,610	UniFirst Corp.		1,875,103
	Medical - Biomedical / Genetics – 2.90%
185,104	Acceleron Pharma, Inc.*		7,313,459
97,347	Akero Therapeutics, Inc.*		2,214,644
137,324	Alnylam Pharmaceuticals, Inc.*	(a)	11,043,596
80,752	Applied Therapeutics, Inc.*		887,464
573,010	ArQule, Inc.*		4,108,482
35,961	Blueprint Medicines Corp.*		2,642,055
163,703	Deciphera Pharmaceuticals, Inc.*		5,556,080
463,860	Immunomedics, Inc.*		6,150,784
96,820	Magenta Therapeutics, Inc.*		993,373
76,875	Rubius Therapeutics, Inc.*		603,469
113,213	Stemline Therapeutics, Inc.*		1,178,547

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			September 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – (continued)
301,526	Ultragenyx Pharmaceutical, Inc.*		$12,899,282
			55,591,235
	Medical - Drugs – 0.44%
139,709	Tricida, Inc.*		4,312,817
108,395	Turning Point Therapeutics, Inc.*		4,075,652
			8,388,469
	Medical Information Systems – 0.16%
95,610	Health Catalyst, Inc.*		3,025,100
	REITs - Diversified – 4.73%
172,845	American Tower Corp.		38,221,215
90,593	Equinix, Inc.		52,254,042
			90,475,257
	Retail - Restaurants – 2.96%
45,777	Chipotle Mexican Grill, Inc.*	(a)	38,474,195
159,650	Yum! Brands, Inc.		18,109,100
			56,583,295
	Semiconductor Components - Integrated Circuits – 2.43%
416,382	Analog Devices, Inc.	(a)	46,522,361
	Semiconductor Equipment – 4.99%
296,902	Applied Materials, Inc.	(a)	14,815,410
171,163	KLA-Tencor Corp.	(a)	27,291,941
121,593	Lam Research Corp.	(a)	28,101,358
438,453	Teradyne, Inc.	(a)	25,390,813
			95,599,522
	Therapeutics – 0.26%
152,320	Agios Pharmaceuticals, Inc.*		4,935,168
	Total United States (Cost $1,137,044,427)		$1,732,331,108

	Canada – 2.13%
	Retail - Restaurants – 0.85%
230,486	Restaurant Brands International, Inc.	(a)	16,396,774
	Web Hosting / Design – 1.28%
78,543	Shopify, Inc., Class A*		24,478,711
	Total Canada (Cost $42,130,255)		$40,875,485

	China – 12.43%
	Building - Heavy Construction – 1.01%
84,768,000	China Tower Corp., Ltd., Class H*		19,247,269
	Coffee – 0.62%
627,393	Luckin Coffee, Inc. - Sponsored ADR*		11,920,467
	E-Commerce / Products – 6.25%
326,130	Alibaba Group Holding, Ltd. - Sponsored ADR*		54,538,720
1,256,589	JD.com, Inc. – Sponsored ADR*		35,448,376
2,896,000	Meituan Dianping, Class B*		29,590,224
			119,577,320
	Entertainment Software – 0.22%
302,062	Bilibili, Inc. – Sponsored ADR*		4,265,115
	Internet Content - Entertainment – 0.61%
207,298	YY, Inc. – Sponsored ADR*		11,656,367

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	China – (continued)
	Internet Content - Information / Networks – 1.96%
891,000	Tencent Holdings, Ltd.	$37,529,428
	Schools – 1.76%
304,216	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	33,694,964
	Total China (Cost $198,163,352)	$237,890,930

	France – 4.15%
	Aerospace / Defense - Equipment – 3.44%
507,514	Airbus SE	65,952,378
	Entertainment Software – 0.71%
187,444	UBISOFT Entertainment SA*	13,556,675
	Total France (Cost $66,962,812)	$79,509,053

	Germany – 2.20%
	Athletic Footwear – 2.20%
135,518	adidas AG	42,202,423
	Total Germany (Cost $29,817,817)	$42,202,423

	Hong Kong – 0.25%
	Energy - Alternative Sources – 0.25%
6,307,608	China Everbright International, Ltd.	4,859,805
	Total Hong Kong (Cost $4,848,822)	$4,859,805

	Japan – 4.93%
	Audio / Video Products – 2.67%
872,100	Sony Corp.	51,216,458
	Chemicals - Specialty – 0.13%
23,400	Shin-Etsu Chemical Co., Ltd.	2,502,929
	Cosmetics & Toiletries – 0.52%
124,500	Shiseido Co., Ltd.	9,940,416
	Finance - Other Services – 1.00%
1,217,378	Japan Exchange Group, Inc.	19,137,869
	Industrial Automation / Robotics – 0.12%
72,200	Nabtesco Corp.	2,234,643
	Metal Products - Distribution – 0.49%
395,853	MISUMI Group, Inc.	9,314,404
	Total Japan (Cost $70,986,133)	$94,346,719

	Netherlands – 0.26%
	Semiconductor Components - Integrated Circuits – 0.26%
45,376	NXP Semiconductor NV	4,951,429
	Total Netherlands (Cost $4,906,077)	$4,951,429

	Singapore – 1.61%
	Entertainment Software – 1.61%
994,581	Sea, Ltd. – Sponsored ADR*	30,782,282
	Total Singapore (Cost $20,680,883)	$30,782,282

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	United Kingdom – 0.18%
	Commercial Services - Finance – 0.18%
201,704	Clarivate Analytics PLC*	$3,402,747
	Total United Kingdom (Cost $2,624,799)	$3,402,747

	Total Common Stock (Cost $1,578,165,377)	$2,271,151,981

	Total Investments in Securities (Cost $1,578,165,377) – 118.64%	$2,271,151,981

	Total Purchased Options (Cost $203,093,173) – 7.61%	145,622,869

	Total Securities Sold, Not Yet Purchased (Proceeds $969,975,902) – (49.58%)	(949,159,718)

	Other Assets, in Excess of Liabilities – 23.33%	446,658,001

	Members’ Capital – 100.00%	$1,914,273,133

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $168,915,237 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 8.82%of Members’ Capital, and foreign currency with a U.S. Dollar value of $15,457,993 held in BNY Mellon Custody Foreign Cash Account, which is 0.81% of Members’ Capital. $101,539,525 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2019 Fair Value
			Purchased Options – 7.61%
			Equity Options – 7.51%
			Equity Call Options – 5.67%
			United States – 4.28%
			Advertising Services – 0.07%
$47,550,000	1,902	01/17/2020 $250	The Trade Desk, Inc.	$1,274,340
			Aerospace / Defense - Equipment – 0.11%
13,596,000	1,133	02/21/2020 $120	United Technologies Corp.	2,164,030
			Applications Software – 0.72%
49,153,000	3,781	01/17/2020 $130	salesforce.com, Inc.	8,431,630
47,950,000	1,918	11/15/2019 $250	ServiceNow, Inc.	3,318,140
10,758,000	489	01/17/2020 $220	ServiceNow, Inc.	2,053,800
				13,803,570
			Auto - Cars / Light Trucks – 0.01%
10,166,000	10,166	01/17/2020 $10	Ford Motor Co.	182,988
			Beverages - Non-Alcoholic – 0.35%
17,604,000	1,467	01/17/2020 $120	PepsiCo, Inc.	2,649,402
28,324,800	5,901	01/17/2020 $48	The Coca-Cola Co.	4,101,195
				6,750,597
			Commercial Services - Finance – 0.02%
13,825,000	1,975	12/20/2019 $70	Square, Inc., Class A	468,075
			Computers – 0.91%
42,426,000	2,357	01/17/2020 $180	Apple, Inc.	10,936,480
44,500,000	2,225	01/17/2020 $200	Apple, Inc.	6,430,250
				17,366,730
			Consumer Products - Miscellaneous – 0.06%
27,552,000	1,968	11/15/2019 $140	Kimberly-Clark Corp.	1,161,120
			Cosmetics & Toiletries – 0.91%
29,512,000	3,808	02/21/2020 $77.50	Colgate-Palmolive Co.	689,248
46,830,000	4,683	11/15/2019 $100	The Procter & Gamble Co.	10,817,730
54,199,500	4,713	03/20/2020 $115	The Procter & Gamble Co.	5,938,380
				17,445,358
			Diversified Manufacturing Operations – 0.02%
9,904,000	9,904	01/17/2020 $10	General Electric Co.	366,448

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States (continued)
			E-Commerce / Services – 0.00%
$12,293,750	1,967	10/18/2019 $62.50	Lyft, Inc., Class A	$3,934
7,611,500	1,171	01/17/2020 $65	Lyft, Inc., Class A	40,985
				44,919
			Electronic Components - Semiconductors – 0.12%
14,864,500	959	12/20/2019 $155	NVIDIA Corp.	2,412,844
			Enterprise Software / Services – 0.07%
45,847,000	2,413	12/20/2019 $190	Workday, Inc., Class A	1,303,020
			Food - Miscellaneous / Diversified – 0.10%
14,200,000	2,840	04/17/2020 $50	General Mills, Inc.	1,860,200
			Internet Content - Entertainment – 0.22%
22,588,500	1,369	12/20/2019, $165	Facebook, Inc., Class A	2,512,115
26,376,000	942	01/17/2020 $280	Netflix, Inc.	1,814,292
				4,326,407
			Medical - Biomedical / Genetics – 0.11%
7,265,600	3,824	02/21/2020 $19	Exelixis, Inc.	692,144
31,008,000	969	12/20/2019 $320	Illumina, Inc.	1,346,910
				2,039,054
			REITs - Storage – 0.15%
33,695,000	1,465	12/20/2019 $230	Public Storage	2,798,150
			Retail - Building Products – 0.28%
37,320,000	3,732	04/17/2020 $100	Lowe’s Cos., Inc.	5,318,100
			Web Portals / ISP – 0.05%
5,145,000	49	01/17/2020 $1,050	Alphabet, Inc., Class A	920,220
			Total United States (Cost $96,837,942)	$82,006,170

			Argentina – 1.13%
			E-Commerce / Services – 1.13%
65,610,000	1,458	12/20/2019 $450	MercadoLibre, Inc.	16,781,580
51,700,000	940	12/20/2019 $550	MercadoLibre, Inc.	4,803,400
			Total Argentina (Cost $36,899,045)	$21,584,980

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Belgium – 0.12%
			Brewery – 0.12%
$26,145,000	2,905	01/17/2020 $90	Anheuser-Busch InBev SA/NV - Sponsored ADR	$2,236,850
			Total Belgium (Cost $4,177,503)	$2,236,850
			Canada – 0.14%
			Medical-Drugs - 0.01%
10,431,750	1,987	10/18/2019 $52.50	Canopy Growth Corp.	5,961
2,856,000	952	01/17/2020 $30	Canopy Growth Corp.	71,400
6,188,000	1,904	01/17/2020 $32.50	Canopy Growth Corp.	104,720
3,332,000	952	01/17/2020 $35	Canopy Growth Corp.	39,984
9,680,000	1,936	01/17/2020 $50	Canopy Growth Corp.	19,360
				241,425
			Web Hosting / Design - 0.13%
10,368,000	384	02/21/2020 $270	Shopify, Inc.	2,449,920
			Total Canada (Cost $6,052,570)	$2,691,345
			Total Equity Call Options (Cost $143,967,060)	$108,519,345

			Equity Put Options – 1.84%
			United States – 1.60%
			Electronic Forms – 0.24%
55,158,000	1,902	01/17/2020 $290	Adobe, Inc.	4,583,820
			Growth & Income - Large Cap – 1.36%
120,153,700	4,787	12/20/2019 $251	SPDR S&P 500 ETF Trust	540,931
125,901,600	4,769	12/20/2019 $264	SPDR S&P 500 ETF Trust	1,025,335
910,958,800	33,991	12/20/2019 $268	SPDR S&P 500 ETF Trust	8,463,759
240,558,400	9,584	01/17/2020 $251	SPDR S&P 500 ETF Trust	1,696,368
121,716,800	4,792	01/17/2020 $254	SPDR S&P 500 ETF Trust	963,192
576,720,000	21,360	03/20/2020 $270	SPDR S&P 500 ETF Trust	13,350,000
				26,039,585
			Total United States (Cost $53,425,334)	$30,623,405

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			China – 0.24%
			Internet Contenet - Entertainment – 0.06%
$7,135,000	1,427	01/17/2020 $50	Weibo Corp.	$1,097,363
			Web Portals / ISP – 0.18%
23,076,000	1,923	12/20/2019 $120	Baidu, Inc.	3,442,170
			Total China (Cost $4,186,457)	$4,539,533
			Total Equity Put Options (Cost $57,611,791)	$35,162,938
			Total Equity Options (Cost $201,578,851)	$143,682,283

			Currency Put Options – 0.10%
			United States – 0.10%
10,018,672	140,121,292	01/17/2020 $7.15	USD-CNH	1,940,586
			Total United States (Cost $1,514,322)	$1,940,586
			Total Currency Put Options (Cost $1,514,322)	$1,940,586
			Total Purchased Options (Cost $203,093,173)	$145,622,869

ADR	American Depository Receipt
CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2019 Fair Value
	Securities Sold, Not Yet Purchased – 49.58%
	Common Stock – 49.58%
	United States – 38.59%
	Advertising Agencies – 1.00%
201,270	Omnicom Group, Inc.	$15,759,441
157,575	The Interpublic Group of Cos., Inc.	3,397,317
		19,156,758
	Advertising Services – 1.11%
113,411	The Trade Desk, Inc., Class A*	21,270,233
	Apparel Manufacturers – 0.87%
41,476	Carter’s, Inc.	3,783,026
641,746	Hanesbrands, Inc.	9,831,548
115,075	Tapestry, Inc.	2,997,704
		16,612,278
	Auto - Cars / Light Trucks – 0.12%
249,968	Ford Motor Co.	2,289,707
	Beverages - Non-alcoholic – 2.22%
108,153	PepsiCo, Inc.	14,827,776
506,396	The Coca-Cola Co.	27,568,199
		42,395,975
	Beverages - Wine / Spirits – 0.31%
93,961	Brown-Forman Corp., Class B	5,898,872

	Commercial Services - Finance – 0.82%
181,550	H&R Block, Inc.	4,288,211
184,935	Square, Inc., Class A*	11,456,723
		15,744,934
	Communications Software – 0.23%
181,370	Slack Technologies, Inc., Class A*	4,303,910
	Computer Data Security – 0.25%
116,184	Tenable Holdings, Inc.*	2,600,198
37,705	Varonis Systems, Inc.*	2,254,005
		4,854,203
	Computer Software – 1.85%
75,574	Citrix Systems, Inc.	7,294,403
54,629	Splunk, Inc.*	6,438,574
211,576	Teradata Corp.*	6,558,856
136,638	Twilio, Inc., Class A*	15,024,714
		35,316,547
	Computers – 0.15%
150,766	HP, Inc.	2,852,493
	Consumer Products - Miscellaneous – 0.96%
129,139	Kimberly-Clark Corp.	18,344,195
	Cosmetics & Toiletries – 4.21%
118,605	Colgate-Palmolive Co.	8,718,653
577,818	The Procter & Gamble Co.	71,869,003
		80,587,656
	Dialysis Centers – 0.08%
27,853	DaVita, Inc.*	1,589,571

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Diversified Manufacturing Operations – 0.29%
13,605	3M Co.	$2,236,662
377,816	General Electric Co.	3,377,675
		5,614,337
	E-Commerce / Services – 0.18%
90,372	TripAdvisor, Inc.*	3,495,589
	Electric - Integrated – 0.95%
126,730	Consolidated Edison, Inc.	11,972,183
101,250	The Southern Co.	6,254,213
		18,226,396
	Electronic Components - Semiconductors – 4.46%
84,835	Intel Corp.	4,371,548
76,717	NVIDIA Corp.	13,354,128
522,809	Texas Instruments, Inc.	67,567,835
		85,293,511
	Electronic Forms – 0.34%
23,554	Adobe, Inc.*	6,506,792
	Enterprise Software / Services – 1.56%
113,117	Oracle Corp.	6,224,828
138,737	Workday, Inc., Class A*	23,579,741
		29,804,569
	Finance - Credit Card – 0.86%
712,948	The Western Union Co.	16,519,005
	Food - Confectionery – 0.22%
38,358	The J.M. Smucker Co.	4,220,147
	Food - Miscellaneous / Diversified – 1.19%
107,561	Campbell Soup Co.	5,046,762
56,986	Conagra Foods, Inc.	1,748,330
210,905	General Mills, Inc.	11,625,084
68,434	Kellogg Co.	4,403,728
		22,823,904
	Footwear & Related Apparel – 0.08%
56,987	Wolverine World Wide, Inc.	1,610,453
	Human Resources – 0.23%
78,612	Robert Half International, Inc.	4,375,544
	Internet Content - Entertainment – 0.70%
49,935	Netflix, Inc.*	13,363,605
	Investment Management / Advisory Services – 1.25%
417,879	Franklin Resources, Inc.	12,059,988
365,296	Invesco, Ltd.	6,188,114
49,024	T. Rowe Price Group, Inc.	5,600,992
		23,849,094
	Medical - Biomedical / Genetics – 1.69%
58,840	Amgen, Inc.	11,386,129
196,999	Exelixis, Inc.*	3,483,927
57,659	Illumina, Inc.*	17,541,021
		32,411,077
	Medical - Drugs – 0.62%
92,495	AbbVie, Inc.	7,003,721

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – (continued)
136,809	Pfizer, Inc.	$4,915,547
		11,919,268
	Motorcycle / Motor Scooter – 0.24%
128,738	Harley-Davidson, Inc.	4,630,706
	Real Estate Management / Services – 0.08%
227,800	Realogy Holdings Corp.	1,521,704
	REITs - Apartments – 0.74%
65,806	AvalonBay Communities, Inc.	14,170,006
	REITs - Diversified – 0.54%
117,347	Duke Realty Corp.	3,986,277
100,619	Vornado Realty Trust	6,406,412
		10,392,689
	REITs - Health Care – 0.95%
249,367	HCP, Inc.	8,884,946
128,369	Ventas, Inc.	9,374,788
		18,259,734
	REITs - Office Property – 0.48%
32,355	Boston Properties, Inc.	4,195,149
60,225	SL Green Realty Corp.	4,923,394
		9,118,543
	REITs - Regional Malls – 0.62%
76,017	Simon Property Group, Inc.	11,832,046
	REITs - Shopping Centers – 0.89%
70,064	Federal Realty Investment Trust	9,538,513
108,377	Regency Centers Corp.	7,531,118
		17,069,631
	REITs - Storage – 1.40%
109,380	Public Storage	26,827,633
	Retail - Apparel / Shoes – 0.27%
538,600	Ascena Retail Group, Inc.*	142,244
163,579	Chico’s FAS, Inc.	659,223
221,835	Tailored Brands, Inc.*	976,074
44,736	The Children’s Place, Inc.	3,444,225
		5,221,766
	Retail - Arts & Crafts – 0.16%
316,572	The Michaels Cos., Inc.*	3,099,240
	Retail - Bedding – 0.07%
121,794	Bed Bath & Beyond, Inc.	1,295,888
	Retail - Drug Stores – 0.17%
59,199	Walgreens Boots Alliance, Inc.	3,274,297
	Retail - Home Furnishings – 0.13%
74,167	La-Z-Boy, Inc.	2,491,270
	Retail - Major Department Store – 0.42%
235,416	Nordstrom, Inc.	7,926,457
	Retail - Miscellaneous / Diversified – 0.20%
259,708	Sally Beauty Holdings, Inc.*	3,867,052
	Retail - Regional Department Stores – 0.59%
20,670	Dillard’s, Inc., Class A	1,366,494

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – (continued)
198,407	Kohl’s Corp.	$9,852,891
		11,219,385
	Retail - Restaurants – 0.27%
125,490	The Cheesecake Factory, Inc.	5,230,423
	Semiconductor Components - Integrated Circuits – 0.17%
56,986	Maxim Integrated Products, Inc.	3,300,059
	Transport - Services – 1.40%
70,671	C.H. Robinson Worldwide, Inc.	5,991,487
172,984	United Parcel Service, Inc., Class B	20,726,943
		26,718,430
	Total United States (Proceeds $743,603,375)	$738,717,582

	Argentina – 0.97%
	E-Commerce / Services – 0.97%
33,614	MercadoLibre, Inc.*	18,529,045
	Total Argentina (Proceeds $21,118,481)	$18,529,045

	Australia – 0.65%
	Enterprise Software / Services – 0.65%
99,542	Atlassian Corp PLC, Class A*	12,486,549
	Total Australia (Proceeds $12,659,327)	$12,486,549

	Belgium – 0.92%
	Brewery – 0.92%
184,852	Anheuser-Busch InBev NV - Sponsored ADR	17,588,668
	Total Belgium (Proceeds $15,684,216)	$17,588,668

	Canada – 0.47%
	Medical - Drugs – 0.47%
395,648	Canopy Growth Corp.*	9,071,974
	Total Canada (Proceeds $16,153,965)	$9,071,974

	China – 1.90%
	E-Commerce / Products – 0.44%
260,543	Pinduoduo, Inc. - Sponsored ADR*	8,394,695
	Internet Content - Information / Networks – 0.70%
190,458	IQIYI, Inc. - Sponsored ADR*	3,072,088
807,777	Tencent Music Entertainment Group Sponsored ADR*	10,315,312
		13,387,400
	Metal - Aluminum – 0.09%
4,170,000	China Zhongwang Holdings, Ltd.	1,696,852
	Semiconductor Components - Integrated Circuits – 0.22%
3,377,000	Semiconductor Manufacturing International Corp.*	4,221,573
	Web Hosting / Design – 0.24%
108,404	Baozun, Inc. - Sponsored ADR*	4,628,851

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	China – (continued)
	Wireless Equipment – 0.21%
3,591,600	Xiaomi Corp., Class B*	$4,031,696
	Total China (Proceeds $35,874,051)	$36,361,067

	France – 0.53%
	Advertising Services – 0.53%
204,126	Publicis Groupe SA	10,040,922
	Total France (Proceeds $12,169,323)	$10,040,922

	Germany – 0.54%
	Auto - Cars / Light Trucks – 0.54%
147,322	Bayerische Motoren Werke AG	10,373,829
	Total Germany (Proceeds $11,590,172)	$10,373,829

	Hong Kong – 1.37%
	Electric - Integrated – 0.87%
357,500	CLP Holdings, Ltd.	3,755,406
1,916,000	Power Assets Holdings, Ltd.	12,868,000
		16,623,406
	Gas - Distribution – 0.50%
4,952,514	Hong Kong & China Gas Co., Ltd.	9,653,087
	Total Hong Kong (Proceeds $26,565,393)	$26,276,493

	Israel – 1.30%
	Computer Data Security – 1.30%
227,842	Check Point Software Technologies, Ltd.*	24,948,699
	Total Israel (Proceeds $27,102,602)	$24,948,699

	Japan – 2.29%
	Advertising Services – 0.22%
117,200	Dentsu, Inc.	4,126,264
	Cellular Telecommunications – 0.18%
137,700	NTT DOCOMO, Inc.	3,507,639
	Electric - Integrated – 0.10%
132,500	Chubu Electric Power Co., Inc.	1,918,691
	Gas - Distribution – 0.31%
238,200	Tokyo Gas Co., Ltd.	6,004,866
	Office Automation & Equipment – 1.25%
773,900	Canon, Inc.	20,640,913
229,100	Seiko Epson Corp.	3,222,133
		23,863,046
	Semiconductor Equipment – 0.23%
23,252	Tokyo Electron, Ltd.	4,424,496
	Total Japan (Proceeds $46,555,262)	$43,845,002

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		September 30, 2019 Fair Value
	Common Stock – (continued)
	Switzerland – 0.05%
	Electronic Components - Semiconductors – 0.05%
47,564	STMicroelectronics NV	$919,888
	Total Switzerland (Proceeds $899,735)	$919,888
	Total Securities Sold, Not Yet Purchased (Proceeds $969,975,902)	$949,159,718

*	Non-income producing security.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		September 30, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - 3.37%
	Total Return Swap Contracts - Unrealized Gain - 3.69%
	United States – 1.91%
	Private Equity - 0.44%
$2,618,609	6/3/2024	Apollo Global Management, Inc., Class A	$1,627,871
		Agreement with Morgan Stanley, dated 12/21/2018 to receive the total return of the shares of Apollo Global Management Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

4,425,338	6/3/2024	KKR & Co., Inc., Class A	1,267,915
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

20,681,359	6/3/2024	The Carlyle Group, L.P.	5,462,517
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

			8,358,303
	Web Portals / ISP - 1.47%
40,335,023	6/3/2024	Alphabet, Inc., Class A	28,212,697
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$36,571,000

	Australia - 0.02%
	Commercial Banks - Non-US - 0.02%
(8,927,610)	12/27/2019	Bank of Queensland, Ltd.	432,236
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$432,236

	Belgium – 0.07%
	Medical Drugs - 0.07%
16,910,326	1/4/2024	Galapagos NV - Sponsored ADR	1,390,471
		Agreement with Morgan Stanley, dated 04/03/2019 to receive the total return of the shares of Galapagos NV - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$1,390,471

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Brazil – 0.12%
	Commercial Services / Finance - 0.05%
$(4,235,534)	2/2/2021	Cielo SA	$879,853
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 3.38%**.

	Finance - Other Services - 0.01%
30,682,000	2/2/2021	B3 SA-Brasil Bolsa Balcao	253,912
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount - 0.06%
23,014,677	2/2/2021	Magazine Luiza SA	1,154,644
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$2,288,409

	Japan - 0.02%
	Electric - Integrated - 0.01%
(1,135,565)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	135,503
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - 0.00%
(3,676,138)	12/24/2019	Konica Minolta, Inc.	26,965
		Agreement with Morgan Stanley, dated 4/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Photo Equipment & Supplies - 0.01%
(2,854,381)	12/24/2019	Nikon Corp.	270,062
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$432,530

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	South Korea – 0.46%
	Electronic Components - Semiconductors - 0.46%
$12,962,255	12/29/2023	Samsung Electronics Co., Ltd	$8,828,921
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$8,828,921

	Spain – 0.66%
	Building - Heavy Construction - 0.65%
9,694,543	1/4/2024	Cellnex Telecom SA	12,379,167
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail - 0.01%
(175,402)	1/4/2024	Distribuidora Internacional de Alimentacion SA	136,419
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 52.75%**.

	Total Spain		$12,515,586

	Taiwan – 0.21%
	Computers - Peripheral Equipment - 0.14%
(6,772,922)	1/25/2024	Innolux Display Corp.	2,724,693
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.38%**.

	Electronic Components - Miscellaneous - 0.07%
(7,278,797)	1/25/2024	AU Optronics Corp.	1,222,385
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.50%**.

	Total Taiwan		$3,947,078

	United Kingdom – 0.22%
	Retail - Discount - 0.03%
5,015,966	12/14/2023	B&M European Value Retail SA	655,681
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	United Kingdom – (continued)
	Retail - Major Department Store - 0.19%
$(8,327,037)	12/14/2023	Marks & Spencer Group PLC	$3,610,278
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$4,265,959
	Total Return Swap Contracts - Unrealized Gain****		$70,672,190

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.32%)
	Australia - (0.08%)
	Commercial Banks - Non-US - (0.03%)
$(24,305,887)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(44,620)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(21,651,822)	12/27/2019	Westpac Banking Corp.	(501,613)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(546,233)
	Food - Retail - (0.03%)
(2,659,421)	12/27/2019	Woolworths Group, Ltd.	(629,152)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Retail - Building Products - (0.02%)
(17,552,490)	12/27/2019	Wesfarmers, Ltd.	(359,357)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(1,534,742)

	Japan - (0.04%)
	Electric Products - Miscellaneous - (0.02%)
(2,842,658)	12/24/2019	Brother Industries, Ltd.	(62,114)
		Agreement with Morgan Stanley, dated 03/06/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(7,899,852)	12/24/2019	Casio Computer Co., Ltd.	(379,641)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(441,755)
	Office Automation & Equipment - (0.02%)
(11,692,636)	12/24/2019	Ricoh Co., Ltd.	(413,759)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(855,514)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date*		September 30, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	South Korea - (0.05%)
	Electronic Components - Semiconductors - (0.05%)
$(7,513,957)	12/29/2023	SK Hynix, Inc.	$(897,172)
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total South Korea		$(897,172)

	Taiwan – (0.04%)
	Semiconductor Components - Integrated Circuits - (0.04%)
(3,555,423)	1/25/2024	United Microelectronics Corp.	(748,183)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Taiwan		$(748,183)

	United Kingdom – (0.11%)
	Retail - Apparel / Shoes - (0.11%)
(9,328,139)	12/14/2023	Next PLC	(2,073,382)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(2,073,382)
	Total Return Swap Contracts - Unrealized Loss*****		$(6,108,993)
	Total Swap Contracts, net		$64,563,197

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of September 30, 2019.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return
Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Company’s investment at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices
Investments in Securities
Common Stock	$2,271,151,981
Equity Options	143,682,283

Level 2 - Other Significant
Observable Inputs
Total Return Swaps	70,672,190
Currency Options	1,940,586

Level 3 - Other Significant
Unobservable Inputs	—

Total	$2,487,447,040
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices
Securities Sold, Not Yet Purchased
Common Stock	$949,159,718
Equity Options	—

Level 2 - Other Significant
Observable Inputs
Total Return Swaps	6,108,993
Currency Options	—

Level 3 - Other Significant
Unobservable Inputs	—

Total	$955,268,711

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